Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table total for CEO(1) ($)	Compensation actually paid to CEO (2) ($)	Average Summary Compensation Table total for other NEOs(1) ($)	Average compensation actually paid to other NEOs(2) ($)	TSR(3) ($)	Peer group TSR(4) ($)	Net Income ($ in millions)	Adjusted EBITDA ($ in millions)	Adjusted EPS ($ per share)
2025	$8,414,685	$35,288,207	$1,792,898	$6,369,307	$1,646	$652	$290.2	$504	$10.88
2024	16,871,121	32,166,188	2,202,875	6,320,196	905	387	257.5	325	6.10
2023	6,051,580	17,763,575	1,705,683	4,028,130	472	228	138.7	260	4.47
2022	5,177,786	11,948,543	1,555,949	2,883,230	176	148	106.5	212	3.17
2021	4,842,276	10,996,753	1,401,633	2,688,653	141	146	62.6	143	2.25

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	For each year referenced in the table, Mr. Cutillo served as our CEO. Our other NEO’s for 2025 consisted of Messrs. Grindstaff, Ballschmiede, Govin, and Wolf and Ms. Villaverde, our other NEO’s for 2024 consisted of Messrs. Ballschmiede, Govin, and Wolf and Ms. Villaverde, and our other NEOs for 2023, 2022 and 2021 consisted of Messrs. Ballschmiede and Wolf.
Peer Group Issuers, Footnote	The peer group data reflects our compensation peer group as approved by the Compensation Committee for 2025, with minimal changes from the 2024 peer group to better reflect our increasing size and complexity. Peer group changes are captured in the table below. Cumulative TSR (from 12/31/2020-12/31/2025) for the peer group used in 2024 would have been $686. The table below provides a summary of the companies in the peer group by year:

Company Name	Compensation Peer 2022	Compensation Peer 2023	Compensation Peer 2024	Compensation Peer 2025
Ameresco, Inc.			✓	✓
Arcosa, Inc.			✓	✓
Astec Industries,			✓	✓
Chart Industries, Inc.	✓	✓	✓	✓
Columbus McKinnon Corporation	✓	✓	✓	✓
Comfort Systems USA, Inc.	✓	✓	✓	✓
Construction Partners, Inc.		✓	✓	✓
Dycom Industries, Inc.	✓	✓	✓	✓
Eagle Materials Inc.	✓	✓	✓	✓
EMCOR Group, Inc.				✓
Granite Construction Incorporated	✓	✓	✓	✓
Great Lakes Dredge & Dock Corporation	✓	✓
IES Holdings, Inc.	✓	✓	✓	✓
Infrastructure and Energy Alternatives		✓
INNOVATE Corp	✓	✓
Matrix Service Company	✓
MYR Group Inc.	✓	✓	✓	✓
Primoris Services Corporation	✓	✓	✓	✓
Quanta Services, Inc.				✓
Standex International Corporation	✓
Summit Materials, Inc.	✓	✓	✓	✓
U.S. Concrete, Inc.	✓

PEO Total Compensation Amount	$ 8,414,685	$ 16,871,121	$ 6,051,580	$ 5,177,786	$ 4,842,276
PEO Actually Paid Compensation Amount	$ 35,288,207	32,166,188	17,763,575	11,948,543	10,996,753
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. The following table details these adjustments:

			Equity Award Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value for awards granted during the year ($)	Include Change in value of prior equity awards vesting during year ($)	Deduct value of prior year awards forfeited during year ($)	Include Change in value of prior equity awards not vested during year ($)
2025	CEO	$8,414,685	$(4,675,000)	$10,347,301	$6,632,007	$—	$14,569,214
	Other NEOs	1,792,898	(550,215)	1,307,043	1,127,062	—	2,692,519
2024	CEO	16,871,121	(13,549,863)	15,220,134	8,671,850	—	4,952,946
	Other NEOs	2,202,875	(716,765)	3,463,189	914,127	—	456,770
2023	CEO	6,051,580	(3,000,019)	8,042,430	4,150,788	—	2,518,796
	Other NEOs	1,705,683	(539,134)	1,445,305	914,468	—	501,808
2022	CEO	5,177,786	(2,489,979)	3,622,924	3,117,174	—	2,520,638
	Other NEOs	1,555,949	(493,362)	717,844	589,480	—	513,319
2021	CEO	4,842,276	(2,346,190)	2,511,992	3,381,888	—	2,606,787
	Other NEOs	1,401,633	(479,715)	513,613	684,562	—	568,560

Non-PEO NEO Average Total Compensation Amount	$ 1,792,898	2,202,875	1,705,683	1,555,949	1,401,633
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,369,307	6,320,196	4,028,130	2,883,230	2,688,653
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. The following table details these adjustments:

			Equity Award Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value for awards granted during the year ($)	Include Change in value of prior equity awards vesting during year ($)	Deduct value of prior year awards forfeited during year ($)	Include Change in value of prior equity awards not vested during year ($)
2025	CEO	$8,414,685	$(4,675,000)	$10,347,301	$6,632,007	$—	$14,569,214
	Other NEOs	1,792,898	(550,215)	1,307,043	1,127,062	—	2,692,519
2024	CEO	16,871,121	(13,549,863)	15,220,134	8,671,850	—	4,952,946
	Other NEOs	2,202,875	(716,765)	3,463,189	914,127	—	456,770
2023	CEO	6,051,580	(3,000,019)	8,042,430	4,150,788	—	2,518,796
	Other NEOs	1,705,683	(539,134)	1,445,305	914,468	—	501,808
2022	CEO	5,177,786	(2,489,979)	3,622,924	3,117,174	—	2,520,638
	Other NEOs	1,555,949	(493,362)	717,844	589,480	—	513,319
2021	CEO	4,842,276	(2,346,190)	2,511,992	3,381,888	—	2,606,787
	Other NEOs	1,401,633	(479,715)	513,613	684,562	—	568,560

Compensation Actually Paid vs. Total Shareholder Return	Our cumulative TSR has exceeded or is comparable with the peer group TSR during the past five years, demonstrating outsized value delivered to our shareholders. The CEO and other-NEO “compensation actually paid” each year tracks our TSR performance and only increased when our TSR increased
Compensation Actually Paid vs. Net Income	Moreover, our Net Income and Adjusted EBITDA increased in each of the past five years.
Compensation Actually Paid vs. Company Selected Measure	Likewise, the CEO and other-NEO “compensation actually paid” only increased when our Adjusted EBITDA increased; demonstrating strong correlation between pay and performance.
Total Shareholder Return Vs Peer Group	Our cumulative TSR has exceeded or is comparable with the peer group TSR during the past five years, demonstrating outsized value delivered to our shareholders. The CEO and other-NEO “compensation actually paid” each year tracks our TSR performance and only increased when our TSR increased.
Tabular List, Table
As noted above, our compensation committee believes in a holistic evaluation of our executives’ and the Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with shareholder value creation. As required by SEC rules, the performance measures identified as the most important in determining our NEOs’ 2025 compensation are listed below.

For performance year 2025, our compensation committee identified the performance measures of Adjusted EBITDA, EPS, Relative TSR and Absolute TSR as the most important in its compensation-setting process for the NEOs. The importance of Adjusted EBITDA is reflected by our use of this measure when setting performance standards applicable to short-term incentive plans. Our compensation committee utilizes EPS and TSR for purposes of setting long-term incentive performance goals.

EBITDA
EPS
RELATIVE TSR
ABSOLUTE TSR

Total Shareholder Return Amount	$ 1,646	905	472	176	141
Peer Group Total Shareholder Return Amount	652	387	228	148	146
Net Income (Loss)	$ 290,200,000	$ 257,500,000	$ 138,700,000	$ 106,500,000	$ 62,600,000
Company Selected Measure Amount	504,000,000	325,000,000	260,000,000	212,000,000	143,000,000
PEO Name	Mr. Cutillo
Additional 402(v) Disclosure	TSR reflects the value of a $100 investment made on 12/31/2020, as measured at the end of each year shown in the table.
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount | $ / shares	10.88	6.10	4.47	3.17	2.25
Name	EPS
Measure:: 3
Pay vs Performance Disclosure
Name	RELATIVE TSR
Measure:: 4
Pay vs Performance Disclosure
Name	ABSOLUTE TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,675,000)	$ (13,549,863)	$ (3,000,019)	$ (2,489,979)	$ (2,346,190)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,347,301	15,220,134	8,042,430	3,622,924	2,511,992
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,569,214	4,952,946	2,518,796	2,520,638	2,606,787
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,632,007	8,671,850	4,150,788	3,117,174	3,381,888
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(550,215)	(716,765)	(539,134)	(493,362)	(479,715)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,307,043	3,463,189	1,445,305	717,844	513,613
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,692,519	456,770	501,808	513,319	568,560
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,127,062	914,127	914,468	589,480	684,562
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0